Pension and Non-pension Post-employment Benefit Plans - Market Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Debt investment funds	$ 9.0	$ 10.6
Equity investment funds	6.4	7.6
Insurance annuities	182.0	328.7
Other	16.7	15.0
Total	$ 214.1	$ 361.9
Debt investment funds, allocation percentage	4.00%	3.00%
Equity investment funds, allocation percentage	3.00%	2.00%
Insurance annuities, allocation percentage	85.00%	91.00%
Other, allocation percentage	8.00%	4.00%
Total, allocation percentage	100.00%	100.00%